Distribution of Income from Operations, excluding Restructuring and Other Items, by Geographical Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 281,536	$ 211,146	$ 130,200
Ireland
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	189,035	138,185	82,867
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	38,166	23,277	6,269
United States
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	45,320	39,058	33,564
Other
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 9,015	$ 10,626	$ 7,500